Basis of Presentation and General Information - Charter Revenue (Details) - Charter Revenues	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Viterra B.V. (ex-Glencore Agriculture B.V.)
Concentration Risk [Line Items]
Charterer percentage in total revenue	15.01%	21.03%	14.73%
Bunge S.A.
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	10.37%	13.76%
Cargill International S.A.
Concentration Risk [Line Items]
Charterer percentage in total revenue	11.13%	0.00%	0.00%